PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Automobiles 5.3%
Tesla, Inc.*	103,002	$64,398,910
Entertainment 4.1%
Netflix, Inc.*	67,736	34,058,338
Spotify Technology SA*	67,127	16,215,870
		50,274,208
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*(a)	170,378	23,921,071
Interactive Media & Services 18.0%
Alphabet, Inc. (Class A Stock)*	17,115	40,337,488
Alphabet, Inc. (Class C Stock)*	16,992	40,977,227
Facebook, Inc. (Class A Stock)*	168,511	55,394,621
Match Group, Inc.*	342,193	49,063,632
Snap, Inc. (Class A Stock)*	552,673	34,332,047
		220,105,015
Internet & Direct Marketing Retail 11.4%
Amazon.com, Inc.*	31,830	102,590,318
MercadoLibre, Inc. (Argentina)*	26,977	36,652,841
		139,243,159
IT Services 24.4%
Adyen NV (Netherlands), 144A*	14,854	34,425,209
Affirm Holdings, Inc.*(a)	296,802	18,048,530
Mastercard, Inc. (Class A Stock)	97,098	35,011,597
Okta, Inc.*	111,379	24,775,145
PayPal Holdings, Inc.*	140,558	36,547,891
Shopify, Inc. (Canada) (Class A Stock)*	51,414	63,900,918
Snowflake, Inc. (Class A Stock)*(a)	50,248	11,960,531
Square, Inc. (Class A Stock)*	165,225	36,765,867
Twilio, Inc. (Class A Stock)*	110,000	36,960,000
		298,395,688
Personal Products 2.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	102,726	31,487,574

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 3.0%
Uber Technologies, Inc.*	718,589	$36,525,879
Semiconductors & Semiconductor Equipment 4.2%
NVIDIA Corp.	78,491	51,001,882
Software 11.5%
Adobe, Inc.*	82,533	41,644,501
Microsoft Corp.	270,700	67,588,376
RingCentral, Inc. (Class A Stock)*	76,043	19,959,006
Trade Desk, Inc. (The) (Class A Stock)*	18,513	10,888,236
		140,080,119
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	457,563	57,016,925
Textiles, Apparel & Luxury Goods 8.9%
Lululemon Athletica, Inc.*	82,464	26,646,592
LVMH Moet Hennessy Louis Vuitton SE (France)	72,832	58,336,564
NIKE, Inc. (Class B Stock)	178,566	24,367,117
		109,350,273

Total Long-Term Investments (cost $734,500,448)		1,221,800,703

Short-Term Investments 3.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,089,815	2,089,815
PGIM Institutional Money Market Fund (cost $34,046,955; includes $34,045,019 of cash collateral for securities on loan)(b)(wa)	34,088,511	34,068,058

Total Short-Term Investments (cost $36,136,770)		36,157,873

TOTAL INVESTMENTS 103.0% (cost $770,637,218)		1,257,958,576
Liabilities in excess of other assets (3.0)%		(36,567,990)

Net Assets 100.0%		$1,221,390,586

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,603,946; cash collateral of $34,045,019 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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